Contingency (Details Narrative) - Secured Note and Common Stock Purchase Agreement [Member] - USD ($)		9 Months Ended	12 Months Ended
	Jul. 15, 2009	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	May 29, 2009
Interbank Facility [Member]
Line of credit maximum borrowing capacity					$ 15,000,000
Investors [Member]
Debt conversion based on indebtedness and equity		$ 12,382,271	$ 12,382,271
Percentage of diluted equity for new investment and the restructuring		45.00%	45.00%
Investors [Member] | Minimum [Member]
Debt instrument principal amount		$ 3,000,000		$ 3,000,000
I2BF Biodiesel, Ltd [Member]
Debt instrument principal amount		$ 1,725,000	$ 1,725,000
Shares issued during the period		10,238,381	10,238,381
I2BF Biodiesel, Ltd [Member] | Initial Closing [Member]
Debt instrument principal amount	$ 15,382,271
Shares issued during the period	55,586,157
Percentage of outstanding common stock	39.895%